111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                 April 17, 2013

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                          Re:  TSC UITS 1 (the "Fund")
                                 (CIK 1553385)
                          ----------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of TSC Distributors, LLC, depositor and principal underwriter of the Fund, is a Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     As this is the first unit investment trust to be sponsored by TSC Distributors, LLC, we request review of the Registration Statement. The Fund consists of three underlying unit investment trusts, TSC Dividend Leaders Portfolio, 2Q 2013; TSC Capital Strength Portfolio, 2Q 2013; and TSC Dow(R) Strategic 10 Portfolio, 2Q 2013 (the "Trusts"). The Trusts will each invest in a portfolio primarily consisting of common stocks. The materials filed herewith have been prepared in general conformity with the materials submitted on behalf of other unit investment trust sponsors.

     A notification of registration on Form N-8A was submitted on June 29, 2012 and amended on November 21, 2012. A registration statement under the Investment Company Act of 1940 on Form N-8B-2 was submitted to the Commission on November 21, 2012 (File No. 811-22719) which shall be applicable to all series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     If you have any questions, please do not hesitate to contact Matthew T. Wirig at (312) 845-3432 or the undersigned at (312) 845-3834

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson





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